Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue	$ 409,049	$ 245,274	$ 136,375
Percentage of revenue	100.00%	100.00%	100.00%
Service fees
Concentration Risk [Line Items]
Revenue	$ 181,887	$ 96,659	$ 49,927
Percentage of revenue	44.00%	39.00%	37.00%
Fulfillment services
Concentration Risk [Line Items]
Revenue	$ 227,162	$ 148,615	$ 86,448
Percentage of revenue	56.00%	61.00%	63.00%